Long-term debt and interest and other costs - Principal Repayments and Other Borrowing Arrangements (Detail) € in Millions	Dec. 31, 2020 EUR (€)
Debt Disclosure [Abstract]
2021	€ 15.4
2022	512.0
2023	761.1
2024	7.4
2025	2.7
Thereafter	3,265.0
Long-term debt	4,563.6
Non-current portion of long-term debt	€ 4,548.2